                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 1999
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Paul J. Schupf - Paul J. Schupf Associates
                 ------------------------------------------
   Address:      27 Payne Street - P.0. Box 179
                 ------------------------------------------
                 Hamilton, NY 13346
                 ------------------------------------------

                 -------------------------------

Form 13F File Number: 28-6302
                         ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Lee Woltman
         -------------------------------
Title:   Administrator
         -------------------------------
Phone:   315-824-1666
         -------------------------------

Signature, Place, and Date of Signing:
Lee Woltman                        Hamilton New York   13346
-------------------------------    -----------------   -------------
[Signature]                        [City, State]       [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


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    / / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    / / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

        List of Other Managers Reporting for this Manager:
        (If there are no entries in this list, omit this section.]
        Form 13F File Number       Name
        28-6302                    /s/ Lee Woltman
        --------------------       -------------------------------
        [Repeat as necessary.]

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

                                    FORM 13F

PAGE  1  OF  3                                                    NAME OF REPORTING MANAGER
     --      -
--------------------------------------------------------------------------------------------------------------
              Item 1:                  Item 2:         Item 3:           Item 4:            Item 5:
--------------------------------------------------------------------------------------------------------------
           Name of Issuer            Title of Class  CUSIP Number   Fair Market Value   Shares of Principal
                                                                                         Amount

--------------------------------------------------------------------------------------------------------------
3Com                                 Com           885535104            3,290,000.00      70,000
--------------------------------------------------------------------------------------------------------------
Adobe Systems                        Com           00724F101          133,107,925.00      1,979,300
--------------------------------------------------------------------------------------------------------------
Amkor Technology                     Com           031652100           33,840,675.00      1,197,900
--------------------------------------------------------------------------------------------------------------
Aztec Technology                     Com           05480L101              669,525.89      146,745
--------------------------------------------------------------------------------------------------------------
CareMatrix                           Com           141706101              869,000.00      347,600
--------------------------------------------------------------------------------------------------------------
Carreker-Antinori                    Com           144433109           14,228,125.00      1,570,000
--------------------------------------------------------------------------------------------------------------
Charter Communications               Com           16117M107              424,375.00      19,400
--------------------------------------------------------------------------------------------------------------
Commerce One                         Com           200693109              766,350.00      3,900
--------------------------------------------------------------------------------------------------------------
Corsair                              Com           220406102              406,250.00      50,000
--------------------------------------------------------------------------------------------------------------
Creative Technology                  Com           Y1775U107            2,840,812.50      163,500
--------------------------------------------------------------------------------------------------------------
Diedrich Coffee                      Com           253675102            3,223,187.50      793,400
--------------------------------------------------------------------------------------------------------------
Digimarc                             Com           253807101           12,130,000.00      242,600
--------------------------------------------------------------------------------------------------------------
Ditech Communications                Com           25500M103            1,065,900.00      11,400
--------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                                                         206,862,125.89
--------------------------------------------------------------------------------------------------------------


                                            PAUL J. SCHUPF
-------------------------------------------------------------------------------------------------------------------------
              Item 1:                Item 6: Investment Discretion       Item 7:        Item 8: Voting Authority (Shares)
-------------------------------------------------------------------------------------------------------------------------
           Name of Issuer            (a) Sole (b) Shared A  (c)Shared-   Managers See   (a)Sole    (b)     (c) None red
                                               As Defined      Other     See Instr. V            Shared
                                                in Instr. V
-------------------------------------------------------------------------------------------------------------------------
3Com                                 X                                                      X
-------------------------------------------------------------------------------------------------------------------------
Adobe Systems                        X                                                      X
-------------------------------------------------------------------------------------------------------------------------
Amkor Technology                     X                                                      X
-------------------------------------------------------------------------------------------------------------------------
Aztec Technology                     X                                                      X
-------------------------------------------------------------------------------------------------------------------------
CareMatrix                           X                                                      X
-------------------------------------------------------------------------------------------------------------------------
Carreker-Antinori                    X                                                      X
-------------------------------------------------------------------------------------------------------------------------
Charter Communications               X                                                      X
-------------------------------------------------------------------------------------------------------------------------
Commerce One                         X                                                      X
-------------------------------------------------------------------------------------------------------------------------
Corsair                              X                                                      X
-------------------------------------------------------------------------------------------------------------------------
Creative Technology                  X                                                      X
-------------------------------------------------------------------------------------------------------------------------
Diedrich Coffee                      X                                                      X
-------------------------------------------------------------------------------------------------------------------------
Digimarc                             X                                                      X
-------------------------------------------------------------------------------------------------------------------------
Ditech Communications                X                                                      X
-------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS
-------------------------------------------------------------------------------------------------------------------------


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

                                    FORM 13F

PAGE  2  OF  3                                                    NAME OF REPORTING MANAGER
     --      -
--------------------------------------------------------------------------------------------------------------
              Item 1:                  Item 2:       Item 3:           Item 4:            Item 5:
--------------------------------------------------------------------------------------------------------------
           Name of Issuer            Title of Clas  CUSIP Number   Fair Market Value   Shares of Principal
                                                                                         Amount

--------------------------------------------------------------------------------------------------------------
Ecsoft Group                       Com               279240105        16,078,350.00       869,100
--------------------------------------------------------------------------------------------------------------
Fairchild Semiconductor Int'l      Com               303726103           297,500.00       10,000
--------------------------------------------------------------------------------------------------------------
HMT Technology                     Com               403917107           142,000.00       35,500
--------------------------------------------------------------------------------------------------------------
Horizon Health Corp.               Com               44041Y104         2,924,896.00       410,800
--------------------------------------------------------------------------------------------------------------
I Go                               Com               449592104         2,909,062.50       321,000
--------------------------------------------------------------------------------------------------------------
Inacom Corp.                       Com               45323G109         1,556,392.50       212,840
--------------------------------------------------------------------------------------------------------------
Inktomi                            Com               457277101           454,800.00       4,800
--------------------------------------------------------------------------------------------------------------
Intel Corp.                        Com               458140100         2,057,812.50       25,000
--------------------------------------------------------------------------------------------------------------
InVision Tech.                     Com               461851107           189,337.50       45,900
--------------------------------------------------------------------------------------------------------------
Micron Technology                  Com               595112103       185,023,437.50       2,368,300
--------------------------------------------------------------------------------------------------------------
Navigant Int'l                     Com               63935R108           777,174.34       66,496
--------------------------------------------------------------------------------------------------------------
Netia Holdings                     Com               64114B104           881,250.00       50,000
--------------------------------------------------------------------------------------------------------------
Newbridge Network                  Com               650901101         1,083,000.00       48,000
--------------------------------------------------------------------------------------------------------------
Novell                             Com               670006105       185,597,550.00       4,647,200
--------------------------------------------------------------------------------------------------------------
OSI Pharmaceuticals                Com               671040103           246,062.50       31,000
--------------------------------------------------------------------------------------------------------------
Pervasive Software                 Com               715710109         9,088,662.50       536,600
--------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                                                        409,307,287.84
--------------------------------------------------------------------------------------------------------------


                                            PAUL J. SCHUPF
-------------------------------------------------------------------------------------------------------------------------
              Item 1:                Item 6: Investment Discretion       Item 7:        Item 8: Voting Authority (Shares)
-------------------------------------------------------------------------------------------------------------------------
           Name of Issuer            (a) Sole (b) Shared    (c)Shared-   Managers See   (a)Sole    (b)     (c) None red
                                                As Defined      Other     See Instr. V            Shared
                                                in Instr. V
-------------------------------------------------------------------------------------------------------------------------
Ecsoft Group                         X                                                      X
-------------------------------------------------------------------------------------------------------------------------
Fairchild Semiconductor Int'l        X                                                      X
-------------------------------------------------------------------------------------------------------------------------
HMT Technology                       X                                                      X
-------------------------------------------------------------------------------------------------------------------------
Horizon Health Corp.                 X                                                      X
-------------------------------------------------------------------------------------------------------------------------
I Go                                 X                                                      X
-------------------------------------------------------------------------------------------------------------------------
Inacom Corp.                         X                                                      X
-------------------------------------------------------------------------------------------------------------------------
Inktomi                              X                                                      X
-------------------------------------------------------------------------------------------------------------------------
Intel Corp.                          X                                                      X
-------------------------------------------------------------------------------------------------------------------------
InVision Tech.                       X                                                      X
-------------------------------------------------------------------------------------------------------------------------
Micron Technology                    X                                                      X
-------------------------------------------------------------------------------------------------------------------------
Navigant Int'l                       X                                                      X
-------------------------------------------------------------------------------------------------------------------------
Netia Holdings                       X                                                      X
-------------------------------------------------------------------------------------------------------------------------
Newbridge Network                    X                                                      X
-------------------------------------------------------------------------------------------------------------------------
Novell                               X                                                      X
-------------------------------------------------------------------------------------------------------------------------
OSI Pharmaceuticals                  X                                                      X
-------------------------------------------------------------------------------------------------------------------------
Pervasive Software                   X                                                      X
-------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS
-------------------------------------------------------------------------------------------------------------------------



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

                                    FORM 13F

PAGE  3  OF  3                                                    NAME OF REPORTING MANAGER
     --      -
--------------------------------------------------------------------------------------------------------------
              Item 1:                  Item 2:       Item 3:           Item 4:            Item 5:
--------------------------------------------------------------------------------------------------------------
           Name of Issuer            Title of Clas  CUSIP Number   Fair Market Value   Shares of Principal
                                                                                         Amount

--------------------------------------------------------------------------------------------------------------
Priceline.com                      Com             741503106          236,875.00          5,000
--------------------------------------------------------------------------------------------------------------
Robotic Vision                     Com             771074101          593,850.00          64,200
--------------------------------------------------------------------------------------------------------------
Seagate Technology                 Com             811804103          465,625.00          10,000
--------------------------------------------------------------------------------------------------------------
Summit Design                      Com             86605U101        2,726,850.00          779,100
--------------------------------------------------------------------------------------------------------------
Systems Software                   Com             871839106           76,650.00          38,325
--------------------------------------------------------------------------------------------------------------
3DFX Interactive                   Com             88553X103          154,056.25          15,700
--------------------------------------------------------------------------------------------------------------
U.S. Office Products               Com             912325305        1,456,664.06          466,132
--------------------------------------------------------------------------------------------------------------
Ubet                               Com             987413101        1,723,275.00          399,600
--------------------------------------------------------------------------------------------------------------
Ultra Par                          Com             90400P101          862,500.00          75,000
--------------------------------------------------------------------------------------------------------------
Value America                      Com             92038N102        3,122,043.75          616,700
--------------------------------------------------------------------------------------------------------------
Superior Tr. I Pfd Conv. 8.5       Pref.           86836P202        3,100,860.50          92,563
--------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                                                      14,519,249.56
--------------------------------------------------------------------------------------------------------------


                                            PAUL J. SCHUPF
-------------------------------------------------------------------------------------------------------------------------
              Item 1:                Item 6: Investment Discretion       Item 7:        Item 8: Voting Authority (Shares)
-------------------------------------------------------------------------------------------------------------------------
           Name of Issuer            (a) Sole (b) Shared A  (c)Shared-   Managers See   (a)Sole    (b)     (c) None red
                                                As Defined      Other     See Instr. V            Shared
                                                in Instr. V
-------------------------------------------------------------------------------------------------------------------------
Priceline.com                          X                                                X
-------------------------------------------------------------------------------------------------------------------------
Robotic Vision                         X                                                X
-------------------------------------------------------------------------------------------------------------------------
Seagate Technology                     X                                                X
-------------------------------------------------------------------------------------------------------------------------
Summit Design                          X                                                X
-------------------------------------------------------------------------------------------------------------------------
Systems Software                       X                                                X
-------------------------------------------------------------------------------------------------------------------------
3DFX Interactive                       X                                                X
-------------------------------------------------------------------------------------------------------------------------
U.S. Office Products                   X                                                X
-------------------------------------------------------------------------------------------------------------------------
Ubet                                   X                                                X
-------------------------------------------------------------------------------------------------------------------------
Ultra Par                              X                                                X
-------------------------------------------------------------------------------------------------------------------------
Value America                          X                                                X
-------------------------------------------------------------------------------------------------------------------------
Superior Tr. I Pfd Conv. 8.5           X                                                X
-------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS
-------------------------------------------------------------------------------------------------------------------------
